RELATED PARTY TRANSACTIONS (Details 3) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Purchases from related parties	$ 0	$ 799,768	$ 0	$ 6,080,592	$ 6,061,202	$ 26,360,929
Value Plus Macao Commercial Offshore Limited [Member]
Purchases from related parties	0	666,481	0	5,161,133	5,161,134	20,350,780
Ford Glory International Limited [Member]
Purchases from related parties	$ 0	$ 133,287	$ 0	$ 919,459	$ 919,459	$ 6,010,149